Exhibit 99.6

Client Name:
Client Project Name:	PRKCM 2026-AFC3
Start - End Dates:	1/2/2026 - 3/27/2026
Deal Loan Count:	534

Conditions Report 2.0

Loans in Report	534
Loans with Conditions:	154

4 - Total Active Conditions
4 - Non-Material Conditions
3 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: FEMA
164 - Total Satisfied Conditions

139 - Credit Review Scope
13 - Category: Application
1 - Category: Assets
3 - Category: Credit/Mtg History
6 - Category: Income/Employment
14 - Category: Insurance
18 - Category: Legal Documents
80 - Category: Terms/Guidelines
4 - Category: Title
6 - Property Valuations Review Scope
4 - Category: Appraisal
1 - Category: Property
1 - Category: Value
19 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
2 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
3 - Category: Right of Rescission
8 - Category: TILA/RESPA Integrated Disclosure
8 - Total Waived Conditions

8 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
3 - Category: LTV/CLTV
3 - Category: Terms/Guidelines

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